REVENUE - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net revenue	$ 272,071	$ 273,868	$ 218,138
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	268,184	269,369	213,116
Net product sales | North America
Disaggregation of Revenue [Line Items]
Net revenue	211,972	202,261	154,357
Net product sales | Rest of the World
Disaggregation of Revenue [Line Items]
Net revenue	56,212	67,108	58,759
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	$ 3,887	$ 4,499	$ 5,022